Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-39796
Entity Registrant Name	VIVOS THERAPEUTICS, INC.
Entity Central Index Key	0001716166
Entity Tax Identification Number	81-3224056
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7921 Southpark Plaza
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Littleton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80120
City Area Code	(866)
Local Phone Number	908-4867
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	VVOS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false